NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Notes Receivable
DISCLOSURE OF NOTES RECEIVABLE

	Start Date	Maturity Date	Rate	Principal	Interest	Accretion	Impairment	Total
Note 1(1)	2021-04-21	2022-10-21	0%	$180,597	$-	$9,573	$-	$190,170
Note 2(1)	2021-06-01	2023-06-01	8%	114,833	5,378	-	(120,211)	-
Note 3(1)	2021-09-22	2024-09-22	5%	943,385	13,156	7,465	-	964,006
Note 4	2021-11-17	2022-04-26	8%	750,000	21,260	-	(771,260)	-
Total				$1,988,815	$39,794	$17,038	$(891,471)	$1,154,176

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.